Emoluments of Directors and Supervisors - Details of the Emoluments of Directors and Supervisors (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 13,042	¥ 13,385	¥ 11,779
Contribution to retirement benefit scheme	1,796	1,781	1,645
Total	14,838	15,166	13,424
Vice chairman [member] | Mr. Zhang Jianhua [member]
Disclosure of transactions between related parties [Line Items]
Total		633
Vice chairman [member] | Mr. Wang Dongjin [member]
Disclosure of transactions between related parties [Line Items]
Total		409	823
Executive director [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	829
Contribution to retirement benefit scheme	154
Total	983	1,930	1,630
Executive director [member] | Mr. Zhao Zhengzhang [member]
Disclosure of transactions between related parties [Line Items]
Total			159
Executive director [member] | Hou Qijun [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	829
Contribution to retirement benefit scheme	154
Total	983	888	648
Non-executive directors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	1,782
Total	1,782	1,772	1,159
Non-executive directors [member] | Mr Jiao Fangzheng [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors
Non-executive directors [member] | Mr. Lin Boqiang [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	386
Total	386	365	250
Non-executive directors [member] | Mr. Zhang Biyi [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	386
Total	386	399	250
Non-executive directors [member] | Ms. Elsie Leung Oi-sie [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	319
Total	319	334	220
Non-executive directors [member] | Mr. Tokuchi Tatsuhito [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	351
Total	351	334	226
Non-executive directors [member] | Mr. Simon Henry [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	340
Total	340	340	213
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	3,687
Contribution to retirement benefit scheme	358
Total	4,045	3,520	3,248
Supervisors [member] | Mr. Yang Hua [member]
Disclosure of transactions between related parties [Line Items]
Total			250
Supervisors [member] | Fu Suotang [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,070
Contribution to retirement benefit scheme	85
Total	1,155	967	571
Supervisors [member] | Mr. Li Jiamin [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	906
Contribution to retirement benefit scheme	72
Total	978	850	810
Supervisors [member] | Mr. Liu Xianhua [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	774
Contribution to retirement benefit scheme	71
Total	845	743	733
Supervisors [member] | Mr. Li Wendong [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	937
Contribution to retirement benefit scheme	130
Total	1,067	960	884
Directors and supervisors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	1,782
Salaries, allowances and other benefits	4,516
Contribution to retirement benefit scheme	512
Total	¥ 6,810	¥ 7,222	¥ 6,037